INCOME TAXES - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax provision at the U.S. federal statutory rate	$ (2,785)	$ (20,369)	$ 1,735
U.S. State income tax (benefit) provision	(172)	(156)	40
Non-U.S. tax rate differential	1,187	8,636	2,892
Tax incentives	(196)	(158)	(2,671)
Valuation allowances	2,267	7,450	12,731
Non-deductible expenses/non-taxable income	46	491	255
Business divestiture	111	7,372	0
Tax contingencies	(5,136)	6,286	2,056
Stock based and other compensation	954	1,102	898
U.S. tax effects of non-U.S. operations	2,162	2,316	540
Other, net	(52)	(14)	41
Total provision for income taxes	$ (1,614)	$ 12,956	$ 18,517
Effective income tax rate	12.20%	(13.40%)	224.10%